CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS (DEFICIT) EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2011	$ (17,871,280)	$ 180,546	$ 97,116,044	$ (306,841)	$ (114,861,029)
Balance (in shares) at Mar. 31, 2011		180,545,657		100,000
Net Loss	(15,058,274)				(15,058,274)
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	636,179	8,410	627,769
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)		8,410,384
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	17,164,181	140,493	17,023,687
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)		140,493,195
Non-cash compensation through the issuance of stock options	24,452		24,452
Costs associated with raising capital (net of adjustments)	(342,169)		(342,169)
Common shares issued in payment of Directors' Fees	145,894	1,506	144,388
Common shares issued in payment of Directors' Fees (in shares)		1,505,613
Common shares issued in payment of employee salaries	67,336	695	66,641
Common shares issued in payment of employee salaries (in shares)		694,889
Issuance of Common Shares pursuant to the exercise of warrants (in shares)		0
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares	250,000		250,000
Balance at Mar. 31, 2012	(14,983,682)	331,650	114,910,812	(306,841)	(129,919,303)
Balance (in shares) at Mar. 31, 2012		331,649,738		100,000
Net Loss	1,487,928				1,487,928
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	182,684	1,861	180,824
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)		1,860,943
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	3,170,671	29,865	3,140,807
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)		29,863,563
Non-cash compensation through the issuance of stock options	45,866		45,866
Costs associated with raising capital (net of adjustments)	240,144		240,144
Common shares issued in payment of Directors' Fees	96,047	1,201	94,846
Common shares issued in payment of Directors' Fees (in shares)		1,200,588
Common shares issued in payment of employee salaries	50,072	626	49,446
Common shares issued in payment of employee salaries (in shares)		625,900
Issuance of Common Shares pursuant to the exercise of warrants	599,384	9,293	590,091
Issuance of Common Shares pursuant to the exercise of warrants (in shares)		9,293,227
Proceeds received in exchange for beneficial conversion provisions embedded in Series E Preferred Shares	437,500		437,500
Balance at Mar. 31, 2013	(8,673,385)	374,495	119,690,336	(306,841)	(128,431,375)
Balance (in shares) at Mar. 31, 2013		374,493,959		100,000
Net Loss	(9,777,695)				(9,777,695)
Common shares sold pursuant to the Lincoln Park Capital purchase agreement	3,510,000	39,631	3,470,369
Common shares sold pursuant to the Lincoln Park Capital purchase agreement (in shares)		39,630,813
Common shares issued in lieu of cash in payment of preferred share derivative interest expense	67,449	874	66,575
Common shares issued in lieu of cash in payment of preferred share derivative interest expense (in shares)		873,518
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares	9,777,524	91,629	9,685,895
Conversion of Series B, Series C, Series D and Series E Preferred Shares into Common Shares (in shares)		91,628,937
Non-cash compensation through the issuance of stock options	52,085		52,085
Costs associated with raising capital (net of adjustments)	(47,987)		(47,987)
Common shares issued in payment of Directors' Fees (in shares)		3,957,239
Common shares issued as commitment shares pursuant to the Lincoln Park Capital purchase agreement	0	3,957	(3,957)
Common shares issued as commitment shares pursuant to the Lincoln Park Capital purchase agreement (in shares)		3,957,239
Common shares issued pursuant to the exercise of cash warrants	164,583	2,633	161,950
Common shares issued pursuant to the exercise of cash warrants (in shares)		2,633,334
Balance at Dec. 31, 2013	$ (4,927,426)	$ 513,219	$ 133,075,266	$ (306,841)	$ (138,209,070)
Balance (in shares) at Dec. 31, 2013		513,217,800		100,000